Description of Transaction and Basis of Presentation (Details) - Schedule of outstanding loans obtained by Maple Heights from banks	3 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Outstanding Loans Obtained By Maple Heights From Banks Abstract
Loan Principal, Maple Heights Development LLC	$ 4,800,000
Annual Interest, Maple Heights Development LLC	5.50%
Amount Outstanding as of 12/31/2021, Maple Heights Development LLC	$ 3,468,107.8
Due Date, Maple Heights Development LLC	Dec. 05, 2028
Lender, Maple Heights Development LLC	BancorpSouth Bank